Financial Instruments (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash	$ 15,361	$ 660
Marketable securities	2,675	346	$ 186
Level 1
Disclosure of detailed information about financial instruments [line items]
Cash	15,361	660
Marketable securities	2,675	346
Level 2
Disclosure of detailed information about financial instruments [line items]
Cash	0	0
Marketable securities	$ 0	$ 0